Other Charges (Recoveries) (Tables)	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Disclosure of Detailed Information about Other Operating Expense

		Year ended December 31
	Note	2018	2019	2020
Restructuring charges (a)		$35.4	$37.9	$25.8
Losses on post-employment benefit plan (b)	19	—	4.1	—
Transition Costs (Recoveries) (c)	7	13.2	(95.8)	—
Credit Facility-related charges (d)		1.2	2.0	—
Acquisition Costs and Other (e)		11.2	1.9	(2.3)
		$61.0	$(49.9)	$23.5

Disclosure of Detailed Information about Restructuring and Related Costs	Our restructuring charges for the years indicated were comprised of the following:

	Year ended December 31
	2018	2019	2020
Cash charges	$35.2	$28.1	$23.3
Non-cash charges	0.2	9.8	2.5
	$35.4	$37.9	$25.8